Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Remuneration Of Directors And Key Management Personnel Abstract
Salaries and benefits	$ 387,400	$ 238,914